March 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control — EDGAR

RE:	Columbia Funds Series Trust II
Columbia High Yield Bond Fund
Columbia Income Builder Fund
Columbia Income Opportunities Fund
Columbia Inflation Protected Securities Fund
Columbia Large Core Quantitative Fund
          File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Registrant is hereby filing an Interactive Data File pursuant to Rule 497 under the Securities Act of 1933 to reflect information provided in response to Items 2, 3 and 4 of Form N-1A for the above-named series filed electronically on March 8, 2011.
If you have any questions regarding this filing, please contact Erin Nygard at (612) 671-2543.
Sincerely,
/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.